UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
 (Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2009

Date of reporting period: DECEMBER 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)
December 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (58.82%)
Bank Debt (51.63%) (1)
Alumina and Aluminum Production and Processing (5.64%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 12.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $20,730,115) (2)	$20,730,115	$18,864,405	5.64%

Basic Chemical Manufacturing (0.04%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $1,157,270)	$1,186,944	144,807	0.04%

Communications Equipment Manufacturing (6.32%)
Dialogic Corporation, Senior Secured Notes, 15%, due 9/30/10
(Acquired 12/05/08, Amortized Cost $1,384,768)	$1,384,768	1,320,861	0.39%
Dialogic Corporation, Senior Secured Notes, LIBOR + 10%, due 9/30/10
(Acquired 9/28/06 and 10/5/07, Amortized Cost $10,356,083)	$10,385,757	9,459,866	2.83%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $13,513,483)	$14,376,046	10,365,129	3.10%
Total Communications Equipment Manufacturing		21,145,856

Computer and Peripheral Equipment Manufacturing (0.77%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $7,375,929)	$8,195,476	2,561,086	0.77%

Data Processing, Hosting, and Related Services (9.15%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 4%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $6,539,990) (2)	$6,673,459	5,288,716	1.58%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $16,115,893) (2)	$16,361,312	13,129,953	3.92%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $4,087,364)	$4,087,364	3,214,712	0.96%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $10,608,245)	$10,667,526	8,982,056	2.69%
Total Data Processing, Hosting, and Related Services		30,615,437

Electric Power Generation, Transmission and Distribution (0.04%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $1,227,816) (4)	$13,943,926	118,376	0.04%

Management, Scientific, and Technical Consulting Services (0.76%)
Booz Allen Hamilton Mezzanine Loan, 11% Cash + 2% PIK, due 7/31/16
(Acquired 8/1/08, Amortized cost $3,051,740)	$3,082,566	2,558,530	0.76%

Other Electrical Equipment and Component Manufacturing (1.14%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan,
LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $2,346,467) (2), (3)	$2,346,467	2,061,371	0.62%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $2,077,151) (2), (3)	$2,077,151	1,739,614	0.52%
Total Motor Vehicle Parts Manufacturing		3,800,985

Offices of Real Estate Agents and Brokers (0.77%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07 and 7/13/07, Cost $6,346,667)	$10,000,000	2,579,167	0.77%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
December 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Plastics Product Manufacturing (2.76%)
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $7,794,124) (2), (3)	$7,794,363	$6,274,462	1.88%
WinCup Inc., Term Loan C-2, Base Rate + 13.5% PIK, due 5/29/10
(Acquired 9/18/08, Amortized Cost $3,078,055) (2), (3)	$3,078,055	2,962,628	0.88%
Total Plastics Product Manufacturing		9,237,090

Radio and Television Broadcasting (0.07%)
High Plains Broadcasting Operating Company, Term Loan, LIBOR + 5%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $130,589)	$143,505	50,944	0.01%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $493,608)	$542,426	192,561	0.06%
Total Radio and Television Broadcasting		243,505

Satellite Telecommunications (6.41%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $11,573,606) (2)	$11,592,558	10,524,883	3.15%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $12,877,986) (2)	$13,266,844	10,897,386	3.26%
Total Satellite Telecommunications		21,422,269

Scheduled Air Transportation (4.75%)
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N645NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $4,618,933)	$4,646,195	4,468,478	1.34%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N646NW, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $4,618,933)	$4,646,195	4,468,478	1.34%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N632NW, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,202,811)	$5,235,364	4,939,566	1.47%
Northwest Airlines, Inc., 1st Preferred Mortgage Loan, N631NW, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $2,120,808)	$2,134,077	2,000,164	0.60%
Total Scheduled Air Transportation		15,876,686

Semiconductor and Other Electronic Component Manufacturing (3.50%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 6.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $2,783,013)	$2,913,438	2,257,914	0.67%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 12.25%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $14,661,398)	$15,133,531	9,458,457	2.83%
Total Semiconductor and Other Electronic Component Manufacturing		11,716,371

Telecom Wireline (9.51%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
LIBOR + 6.25% Cash + 1% PIK, due 12/31/12
(Acquired 4/24/08, Amortized Cost $509,265)	$651,691	169,440	0.05%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $6,114,233)	$6,114,233	2,904,261	0.87%
Hawaiian Telcom Communications, Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $1,022,249)	$1,317,633	549,744	0.17%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 7/31/06, Amortized Cost $12,595,236)	$13,120,038	6,423,899	1.92%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/05/07, Amortized Cost $17,805,831)	$17,805,831	7,910,241	2.37%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
December 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (continued)
Telecom Wireline (continued)
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/01/07, Amortized Cost $7,990,278)	$8,216,224	$5,929,378	1.77%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,892,017)	$8,892,017	6,829,069	2.04%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17
(Acquired 8/29/07, Amortized Cost $1,529,010) – (Netherlands) (6)	€1,113,961	1,083,973	0.32%
Total Telecom Wireline		31,800,005

Total Bank Debt (Cost $233,330,964)		172,684,575

Other Corporate Debt Securities (7.19%)
Gambling Industries (0.86%)
Harrah’s Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$9,250,000	2,590,000	0.77%
Harrah’s Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$1,418,000	299,737	0.09%
Total Gambling Industries		2,889,737

Home Furnishings Stores (0.11%)
Linens ‘n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$2,782,000	375,431	0.11%

Industrial Machinery Manufacturing (1.44%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $4,849,856) (7)	$5,632,000	4,809,728	1.44%

Offices of Real Estate Agents and Brokers (0.23%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$3,556,000	475,082	0.14%
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$1,707,000	291,846	0.09%
Total Offices of Real Estate Agents and Brokers		766,928

Other Amusement and Recreation Industries (0.49%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $13,264,682) (4), (7)	$12,989,333	1,623,667	0.49%

Plastics Product Manufacturing (0.45%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09	$7,424,000	600,750	0.18%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $6,811,237) (4), (7)	$6,973,000	890,173	0.27%
Total Plastics Product Manufacturing		1,490,923

Sporting Goods, Hobby, and Musical Instrument Stores (0.22%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/1/14	$1,703,000	747,106	0.22%

Telecom Wireline (3.39%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK,
due 8/16/17
(Acquired 8/29/07, Amortized Cost $14,162,432) – (Netherlands) (6), (7)	€10,188,993	11,345,328	3.39%

Total Other Corporate Debt Securities (Cost $61,652,838)		24,048,848

Total Debt Securities (Cost $294,983,802)		196,733,423

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
December 31, 2008

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity Securities (32.91%)
Activities Related to Credit Intermediation (8.45%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $22,255,193) (2), (4), (7)	22,255,193	$25,645,924	7.67%
Online Resources Corporation, Common Stock (4), (5)	549,555	2,604,891	0.78%
Total Activities Related to Credit Intermediation		28,250,815

Basic Chemical Manufacturing (0.00%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $2,255,196) (4), (7)	2,373,887	-	-

Clothing Stores (0.68%)
Stage Stores Inc., Common Stock	276,100	2,277,825	0.68%

Communications Equipment Manufacturing (5.64%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $2,967,357) (4), (7)	3,037,033	2,596,663	0.78%
Gores I SF Luxembourg S.àr.1. Ordinary Shares
(Acquired 12/31/08, Cost $115,735) (3), (4), (6), (7), (9)	116,474	162,726	0.05%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
(Acquired 12/31/08, Cost $11,457,757) (3), (6), (7), (9)	11,530,912	16,109,837	4.81%
Total Communications Equipment Manufacturing		18,869,226

Data Processing, Hosting, and Related Services (0.16%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $681,620) (4), (7), (8)	708,885	517,486	0.15%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $27,265) (4), (7), (8)	28,335	20,699	0.01%
Total Data Processing, Hosting, and Related Services		538,185

Depository Credit Intermediation (0.69%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $4,151,971) (4), (7)	4,151,971	2,312,590	0.69%

Electric Power Generation, Transmission and Distribution (1.39%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05, 12/19/05 and 11/12/08, Cost $4,628,644) (4), (7)	9,740	4,042,100	1.21%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05, 12/19/05 and 11/12/08, Cost $808,945) (4), (7)	3,929	589,350	0.18%
Total Electric Power Generation, Transmission and Distribution		4,631,450

Industrial Machinery Manufacturing (0.03%)
GSI Group, Inc., Common Stock
(Acquired 8/20/08, Cost $822,739) (4), (7)	157,119	89,903	0.03%

Other Electrical Equipment and Component Manufacturing (7.80%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $16,009,993) (2), (3), (4), (7), (9), (10)	854,400	26,072,016	7.80%

Plastics Product Manufacturing (5.83%)
Pliant Corporation, Common Stock
(Acquired 07/19/06, Cost $91) (4), (7), (11)	217	-	-
Pliant Corporation, 13% PIK, Preferred Stock (4)	2,870	-	-
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $7,163,929) (4), (7)	7,874,163	-	-
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $60,966) (4), (7)	30	-	-

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
December 31, 2008

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity Securities (continued)
Plastics Product Manufacturing (continued)
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $628,814) (4), (7)	305	$-	-
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (4), (7)	1	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (4), (7)	1	-	-
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $31,020,365) (2), (3), (4), (7), (9)	31,020,365	19,481,441	5.83%
Total Plastics Product Manufacturing		19,481,441

Satellite Telecommunications (1.32%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $508,737) (2), (4), (7)	39,225	4,424,580	1.32%

Semiconductor and Other Electronic Component Manufacturing (0.35%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $1,630,062) (4), (7)	969,092	1,186,944	0.35%

Telecom Wireline (0.57%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $2,439,543) – (Cayman Islands) (4), (6), (7)	1,779,000	1,915,364	0.57%

Total Equity Securities (Cost $119,622,177)		110,050,339

Total Investments (Cost $414,605,979) (12)		306,783,762

Cash and Cash Equivalents (8.27%)
Wells Fargo, Overnight Repurchase Agreement, 0.10%,
Collateralized by FHLB Discount Notes	$7,750,000	7,750,000	2.32%
Cash Denominated in Foreign Currencies (Cost $136,942)	€143,500	200,484	0.06%
Cash Held on Account at Various Institutions	$19,709,971	19,709,971	5.89%
Total Cash and Cash Equivalents		27,660,455

Total Cash and Investments		$334,444,217	100.00%

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Priced by an independent third party pricing service.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
December 31, 2008

Notes to Statement of Investments (continued)

(3) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).  Changes to investments in securities of affiliated issuers during the three months ended December 31, 2008 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$26,559,024	$-	$-	$26,072,016
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	2,269,275	-	-	2,061,371
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	2,033,184		-	1,739,614
Gores I SF Luxembourg S.àr.1. Ordinary Shares	-	115,735	-	162,726
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	-	11,457,757	-	16,109,837
TR Acquisition Holdings, LLC, 10% PIK, due 5/31/10	6,537,889	192,166	-	6,274,462
WinCup, Inc., Common Stock	16,795,305	-	-	19,481,441
WinCup, Inc., Term Loan C-2, Base Rate + 13.5% PIK, due 5/29/10	3,011,870	110,696	-	2,962,628

(4) Non-income producing security.

(5) Priced at NASDAQ closing price.

(6) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(7) Restricted security.

(8) Priced by the investment manager.

(9) Investment is not a controlling position.

(10) The Company’s advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer

(11) The Company may demand registration of the shares as part of a majority (by interest) of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(12) Includes investments with an aggregate fair value of $12,735,685 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of securities, other than Government securities, totaled $25,195,145 and $65,869,907, respectively.
Aggregate purchases include securities received as payment in kind. Aggregate sales include principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $414,605,979. Net unrealized depreciation aggregated $108,163,402, of which $30,924,645 related to appreciated investment securities and $139,088,047 related to depreciated investment securities.

The total value of restricted securities and bank debt as of December 31, 2008 was $296,521,094 or 88.66% of total cash and investments of the Company.

Swaps at December 31, 2008 were as follows:

		Fair
Instrument	Notional Amount	Value

Swaps
Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$8,747,398	$(341,185)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
      ------------------------------------------
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  February 27, 2009

By:  /s/ Paul L. Davis
      ------------------------------------------
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  February 27, 2009